Unaudited Statements of Comprehensive Income - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net sales:
Domestic	$ 254,251,186	$ 211,010,409	$ 492,040,219	$ 428,750,603
Export	179,669,601	107,444,946	337,242,333	234,763,658
Services income	2,253,692	3,049,272	4,287,490	5,421,106
Total of sales	436,174,479	321,504,627	833,570,042	668,935,367
(Reversal) impairment of wells, pipelines, properties, plant and equipment, net	(23,322,073)	(18,927,912)	(42,360,452)	3,401,410
Cost of sales	304,203,639	227,367,003	580,975,521	462,729,532
Gross income	155,292,913	113,065,536	294,954,973	202,804,425
Other revenues, net	3,478,841	(4,348,720)	7,724,055	11,825,353
General expenses:
Distribution, transportation and sale expenses	5,865,518	6,519,671	11,199,349	11,534,095
Administrative expenses	33,352,971	30,666,104	64,326,282	58,823,214
Reversal of Impairment on trade and other receivables	(314,549)		(125,298)
Operating income	119,867,814	71,531,041	227,278,695	144,272,469
Financing income	1,849,510	3,693,243	10,969,569	7,301,747
Financing cost	(29,804,118)	(23,718,851)	(56,972,817)	(49,612,925)
Derivative financial instruments (cost) gain, net	(20,966,630)	19,732,250	(9,292,906)	20,332,885
Foreign exchange (cost) income, net	(118,348,021)	60,572,598	2,505,317	202,662,743
Subtotal	(167,269,259)	60,279,240	(52,790,837)	180,684,450
Profit sharing in joint ventures and associates	562,949	633,427	848,136	874,954
(Loss) income before duties, taxes and other	(46,838,496)	132,443,708	175,335,994	325,831,873
Profit sharing duty, net	118,611,725	95,305,712	226,686,236	198,272,493
Income tax	(2,277,715)	4,367,539	(1,489,847)	6,853,631
Total duties, taxes and other	116,334,010	99,673,251	225,196,389	205,126,124
Net (loss) income	(163,172,506)	32,770,457	(49,860,395)	120,715,749
Items that will be reclassified subsequently to profit or loss:
Available-for-sale financial assets		62,776		1,607,739
Currency translation effect	11,936,184	1,674,187	5,402,474	(10,301,672)
Total other comprehensive results	11,936,184	1,736,963	5,402,474	(8,693,933)
Total comprehensive (loss) income	(151,236,322)	34,507,420	(44,457,921)	112,011,816
Net (loss) income attributable to:
Controlling interest	(163,162,314)	32,761,346	(49,861,456)	120,702,571
Non-controlling interest	(10,192)	19,111	1,061	13,178
Net (loss) income	(163,172,506)	32,770,457	(49,860,395)	120,715,749
Other comprehensive results attributable to:
Controlling interest	11,899,164	1,757,715	5,398,118	(8,625,750)
Non-controlling interest	37,020	(20,652)	4,356	(68,183)
Total other comprehensive results	11,936,184	1,736,963	5,402,474	(8,693,933)
Comprehensive (loss) income:
Controlling interest	(151,263,150)	34,519,061	(44,463,338)	112,076,821
Non-controlling interest	26,828	(1,641)	5,417	(55,005)
Total comprehensive (loss) income	$ (151,236,322)	$ 34,507,420	$ (44,457,921)	$ 112,011,816